Fixed Assets, Net (Details) (USD $)	12 Months Ended				0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended				0 Months Ended		0 Months Ended		0 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2010	Dec. 31, 2012 Vessel item	Dec. 31, 2011 Vessel	Jan. 26, 2011 Hanjin Algeciras item	Dec. 31, 2012 Hanjin Algeciras item	Mar. 10, 2011 Hanjin Germany item	Dec. 31, 2012 Hanjin Germany item	Apr. 06, 2011 Hanjin Italy item	Dec. 31, 2012 Hanjin Italy item	Apr. 15, 2011 Hanjin Constantza item	Dec. 31, 2012 Hanjin Constantza item	May 04, 2011 Hanjin Greece item	Dec. 31, 2012 Hanjin Greece item	Jul. 08, 2011 CMA CGM Attila item	Dec. 31, 2012 CMA CGM Attila item	Aug. 22, 2011 CMA CGM Tancredi item	Dec. 31, 2012 CMA CGM Tancredi item	Oct. 26, 2011 CMA CGM Bianca item	Dec. 31, 2012 CMA CGM Bianca item	Dec. 15, 2011 CMA CGM Samson item	Dec. 31, 2012 CMA CGM Samson item	Feb. 16, 2012 Hyundai Together item	Dec. 31, 2012 Hyundai Together item	Feb. 28, 2012 CMA CGM Melisande item	Dec. 31, 2012 CMA CGM Melisande item	Mar. 08, 2012 Hyundai Tenacity item	Dec. 31, 2012 Hyundai Tenacity item	Dec. 31, 2012 Montreal (ex Hanjin Montreal)	Apr. 27, 2012 Montreal (ex Hanjin Montreal)	Jun. 07, 2012 Hyundai Speed item	Dec. 31, 2012 Hyundai Speed item	Jun. 29, 2012 Hyundai Ambition item	Dec. 31, 2012 Hyundai Ambition item	May 03, 2012 Hyundai Smart item	Dec. 31, 2012 Hyundai Smart item
Vessel Cost
Balance at the beginning of the period			$ 3,703,782,000	$ 2,629,136,000
Additions			1,022,560,000	1,074,646,000	55,900,000		145,200,000		145,200,000		55,900,000		145,200,000		113,000,000		113,000,000		113,000,000		113,000,000		168,500,000		117,500,000		168,500,000				168,500,000		168,500,000		168,500,000
Disposals			(20,606,000)
Impairment loss	(129,630,000)	(71,509,000)	(129,630,000)
Balance at the end of the period			4,576,106,000	3,703,782,000
Accumulated Depreciation
Balance at the beginning of the period			(461,831,000)	(355,653,000)
Additions			(143,938,000)	(106,178,000)
Disposal			15,801,000
Balance at the end of the period			(589,968,000)	(461,831,000)
Net Book Value
Balance at the beginning of the period	3,241,951,000		3,241,951,000	2,273,483,000
Additions			878,622,000	968,468,000
Disposal			(4,805,000)
Impairment loss	(129,630,000)	(71,509,000)	(129,630,000)
Balance at the end of the period	3,986,138,000		3,986,138,000	3,241,951,000
Other disclosures
TEU	74,030				3,400	3,400	10,100	10,100	10,100	10,100	3,400	3,400	10,100	10,100	8,530	8,530	8,530	8,530	8,530	8,530	8,530	8,530	13,100	13,100	8,530	8,530	13,100	13,100			13,100	13,100	13,100	13,100	13,100	13,100
Period of charter					10 years		12 years		12 years		10 years		12 years		12 years		12 years		12 years		12 years		12 years		12 years		12 years				12 years		12 years		12 years
Net sale consideration																														5,600,000
Net gain on sale																													800,000	800,000
Number of vessels on which impairment loss is recorded			13
Residual value of the fleet			$ 431,900,000	$ 361,500,000
Average life of scrap considered to calculate residual value of vessel, one			10 years
Average life of scrap considered to calculate residual value of vessel, two			5 years
Scrap value per ton (in dollars per ton)			300